Revenues and Cost of Revenues (Details) - Schedule of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues [LIne Items]
Total revenues	$ 26,521	$ 18,550	$ 9,654
Software as a Service [Member]
Schedule of Revenues [LIne Items]
Total revenues	23,709	11,851	7,329
Advertising services [Member]
Schedule of Revenues [LIne Items]
Total revenues	$ 2,812	$ 6,699	$ 2,325